BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED AUGUST 16, 2023
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED MAY 1, 2023, AS SUPPLEMENTED
JPMorgan Core Bond Portfolio
Steven Lear has announced his retirement is scheduled to occur by March 31, 2024 (“Effective Date”). Upon the Effective Date, Mr. Lear will no longer serve as a portfolio manager of the JPMorgan Core Bond Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I and all references to Mr. Lear in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio will be deleted. Until Mr. Lear’s retirement, Mr. Lear will continue to serve as a portfolio manager to the Portfolio. Effective immediately, Andrew Melchiorre and Edward Fitzpatrick III have been named portfolio managers to the Portfolio. As of June 30, 2023, both Mr. Melchiorre and Mr. Fitzpatrick did not beneficially own any equity securities of the Portfolio. Effective immediately, the following changes are made to the Summary Prospectus, Prospectus and SAI of the Portfolio.
In the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:
Portfolio Managers.
Richard D. Figuly, Managing Director of JPMIM, Justin Rucker, Executive Director of JPMIM, Steven Lear, Managing Director of JPMIM, Andrew Melchiorre, Managing Director of JPMIM, and Edward Fitzpatrick III, Managing Director of JPMIM, have managed the Portfolio since 2015, 2019, 2021, 2023, and 2023, respectively.
In the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the following is added after the last paragraph:
Mr. Melchiorre, Managing Director and CFA charterholder, is a member of the GFICC group responsible for managing Core Bond institutional taxable bond portfolios and fund vehicles. Mr. Melchiorre has been an employee of JPMIM since 2012.
Mr. Fitzpatrick, Managing Director and CFA charterholder, is the head of GFICC’s U.S. Rates Team, responsible for managing government bond portfolios for institutional clients, as well as recommending U.S. rates & derivatives strategies across GFICC portfolios. Mr. Fitzpatrick has been an employee of JPMIM since 2013.
In the Portfolio’s Other Accounts Managed table in Appendix C of the SAI, the following information with respect to Mr. Melchiorre and Mr. Fitzpatrick is added immediately following the information included therein with respect to Mr. Lear:
Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed*			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Andrew Melchiorre[1], CFA, JPMorgan Core Bond Portfolio	Registered Investment Companies	11	$56,988,892	0	N/A
	Other Pooled Investment Vehicles	10	$20,386,767	0	N/A
	Other Accounts	23	$5,834,905	0	N/A

Edward Fitzpatrick III[1], CFA, JPMorgan Core Bond Portfolio	Registered Investment Companies	4	$42,095,232	0	N/A
	Other Pooled Investment Vehicles	9	$16,917,932	0	N/A
	Other Accounts	3	$3,437,406	1	$138, 205
*The total value and number of accounts managed by the portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
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1Other accounts managed information is as of June 30, 2023.
In the section entitled “Appendix C-Other Accounts Managed-JPMorgan Core Bond Portfolio, JPMorgan Global Active Allocation Portfolio and JPMorgan Small Cap Value Portfolio-Compensation” of the SAI, the below section is deleted in its entirety and replaced with the following:
JPMIM’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.
The compensation framework for JPMIM Portfolio Managers participating in public market investing activities is based on several factors that drive alignment with client objectives, the primary of which is investment performance, alongside of the firm-wide performance dimensions. The framework focuses on Total Compensation – base salary and variable compensation. Variable compensation is in the form of cash incentives, and/or long-term incentives in the form of fund-tracking incentives (referred to as the “Mandatory Investment Plan” or “MIP”) and/or equity-based JPMorgan Chase Restricted Stock Units (“RSUs”) with defined vesting schedules and corresponding terms and conditions. Long-term incentive awards may comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.
The performance dimensions for Portfolio Managers are evaluated annually based on several factors that drive investment outcomes and value—aligned with client objectives—including, but not limited to:
•
Investment performance, generally weighted more to the long-term, with specific consideration for Portfolio Managers of investment performance relative to competitive indices or peers over one-, three-, five- and ten-year periods, or, in the case of funds designed to track the performance of a particular index, the Portfolio Managers success in tracking such index;
•
The scale and complexity of their investment responsibilities;
•
Individual contribution relative to the client’s risk and return objectives;
•
Business results, as informed by investment performance; risk, controls and conduct objectives; client/customer/stakeholder objectives, teamwork and leadership objectives; and
•
Adherence with JPMorgan’s compliance, risk, regulatory and client fiduciary responsibilities, including, as applicable, adherence to the JPMorgan Asset Management Sustainability Risk Integration Policy, which contains relevant financially material Environmental, Social and Corporate Governance (“ESG”) factors that are intended to be assessed in investment decision- making.
In addition to the above performance dimensions, the firm-wide pay-for-per performance framework is integrated into the final assessment of incentive compensation for an individual Portfolio Manager. Feedback from JPMorgan’s risk and control professionals is considered in assessing performance and compensation.
Portfolio Managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s “MIP”. In general, the MIP provides for a rate of return equal to that of the particular fund(s), thereby aligning the Portfolio Manager’s pay with that of the client’s experience/return.
For Portfolio Managers participating in public market investing activities, 50% of their long-term incentives are subject to a mandatory deferral in the MIP, and the remaining 50% can be granted in the form of RSUs or additional participation in MIP at the election of the Portfolio Manager.
For the portion of long-term incentives subject to mandatory deferral in the MIP (50%), the incentives are allocated to the fund(s) the Portfolio Manager manages, as determined by the employee’s respective manager and reviewed by senior management.).
In addition, named Portfolio Managers on a sustainable fund(s) are required to allocate at least 25% of their mandatory deferral in at least one dedicated sustainable fund(s).

To hold individuals responsible for taking risks inconsistent with JPMorgan’s risk appetite and to discourage future imprudent behavior, we have policies and procedures that enable us to take prompt and proportionate actions with respect to accountable individuals, including:
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Reducing or altogether eliminating annual incentive compensation;
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Canceling unvested awards (in full or in part);
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Clawback/recovery of previously paid compensation (cash and / or equity);
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Demotion, negative performance rating or other appropriate employment actions; and
•
Termination of employment.
The precise actions we take with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on JPMorgan.
 INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE